Loan Level Tape Compare Upload
Loans in Report	2

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
114218AF-43D0-4626-A202-6D3368366ED8	XXXXXX	DTI (Back)	33.1600	28.5545
2AE02C26-FFE0-434E-85D0-FAA410843B9C	XXXXXX	DTI (Back)	40.3200	33.5611

The findings in this report are preliminary and subject to revision by Clayton. This report is confidential and for Client’s internal use only. This report is not for purposes of 17g5 filings and is not redacted. For Securitization reporting please submit a request to CL_SecondaryMarketAcquisitions@clayton.com